Fees Summary	May 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000
Previously Paid Amount	405,900
Total Fee Amount	191,375
Total Offset Amount	0
Net Fee	$ 0